NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Allowance for Uncollectible Lease Payments Receivables) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Allowance for uncollectible receivables at the beginning of year	$ 858,362	$ 302,401	$ 1,238,685
Provision for lease payment receivables	27,332	597,444	70,467
Direct write-downs charged against the allowance	0	0	(1,011,999)
Allowance To Charge Off Direct Financing Lease Interest Income	0	0	0
Recoveries of amounts previously charged off	0	0	0
Effect of foreign currency translation	(18,378)	(41,483)	5,248
Allowance for uncollectible receivables at the end of year	867,316	858,362	302,401
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	867,316	858,362	302,401
Minimum lease payments receivable
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	86,731,625	85,836,232	30,240,137
Ending balance	$ 86,731,625	$ 85,836,232	$ 30,240,137